CONVERTIBLE NOTES, 2023, 2024 and 2025 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended
	Sep. 07, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Convertible Notes With Cash Conversion Option [Abstract]
Equity component			$ 284,727
Carrying Amount of the Liability Components [Abstract]
Principal		$ 1,595,432		$ 2,310,820
Less: unamortized issuance cost and debt discount		(312,936)		(470,414)
Net carrying amount		1,282,496		1,840,406
Recognized total interest expense for coupon interest		18,715	14,849
Amortization of debt discount		42,311	40,805
Conversion of Convertible Notes [Abstract]
Gain on debt extinguishment		$ 11,427	$ (12,158)
2023 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Jun. 18, 2018
Maturity date		Jul. 01, 2023
Principal amount		$ 575,000
Interest rate		2.25%
Initial conversion rate (ADSs per $1 principal amount)		50.5165
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 19.80
Agreed conversion date		Jan. 01, 2023
Convertible Notes With Cash Conversion Option [Abstract]
Liability component		$ 410,926
Effective interest rate		9.38%
Equity component		$ 152,714
Debt issuance cost, allocated in proportion to the allocation of proceeds		11,360
Carrying Amount of the Liability Components [Abstract]
Principal		33,530		49,000
Less: unamortized issuance cost and debt discount		(4,340)		(7,737)
Net carrying amount		29,190		41,263
Amount of if-converted convertible notes exceeding the principal		$ 431,592		443,710
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		Nov. 18, 2019
Maturity date		Dec. 01, 2024
Principal amount		$ 1,150,000
Interest rate		1.00%
Initial conversion rate (ADSs per $1 principal amount)		19.9475
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 50.13
Agreed conversion date		Jun. 01, 2024
Convertible Notes With Cash Conversion Option [Abstract]
Liability component		$ 897,918
Effective interest rate		6.03%
Equity component		$ 240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds		11,500
Carrying Amount of the Liability Components [Abstract]
Principal		412,402		1,112,320
Less: unamortized issuance cost and debt discount		(64,265)		(195,760)
Net carrying amount		348,137		916,560
Amount of if-converted convertible notes exceeding the principal		$ 1,846,564		3,304,202
2024 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)		$ 50.13
Capped calls initial cap price (in dollars per shares)		$ 70.36
2024 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		$ 97,060
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date		May 22, 2020
Maturity date		Dec. 01, 2025
Principal amount		$ 1,150,000
Interest rate		2.375%
Initial conversion rate (ADSs per $1 principal amount)		11.0549
Outstanding principal amount convert whole or partly in integral multiples		$ 1
Initial conversion rate per ADS (in dollars per share)		$ 90.46
Agreed conversion date		Sep. 01, 2025
Convertible Notes With Cash Conversion Option [Abstract]
Liability component		$ 856,635
Effective interest rate		8.21%
Equity component		$ 284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds		8,638
Carrying Amount of the Liability Components [Abstract]
Principal		1,149,500		1,149,500
Less: unamortized issuance cost and debt discount		(244,331)		(266,917)
Net carrying amount		905,169		882,583
Amount of if-converted convertible notes exceeding the principal		$ 2,340,009		$ 1,379,949
2025 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)		$ 90.46
Capped calls initial cap price (in dollars per shares)		$ 136.54
2025 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price		$ 135,700
Convertible Notes [Member]
Conversion of Convertible Notes [Abstract]
Amount of outstanding principal converted		$ 715,388
Convertible Notes [Member] | Subsequent Event [Member]
Conversion of Convertible Notes [Abstract]
Amount of outstanding principal converted	$ 181,252